SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment busine
Estimated useful lives
Servers and network equipment	3.0-4.0 years
Infrastructure systems	3.0-10.0 years
Office furniture and equipment	3.0 years
Buildings	10.0-20.0 years
Land rights	50.0 years
Leasehold improvements	the shorter of 5.0 years or the remaining period of the lease term
Other equipment	2.0‑5.0 years

Schedule of estimated useful lives of intangible assets

Estimated useful lives
Acquisition-related intangible assets:
Content and software	1.0-10.0 years
Customer relationships	2.0-15.9 years
Patents and licenses	6.8 years
Non-compete agreements	2.0-5.0 years
Trade names and domain names	2.0-10.0 years
Workforce	4.0 years
Supplier relationships	1.0 year
Other technologies and licenses	the shorter of 5.0 years or the underlying license terms

Schedule of effect of changes to the financial statements

	Before ASC 842 adoption	Effect of ASC 842 adoption	Other reclassifications*	As reported
	RUB	RUB	RUB	RUB
Prepaid expenses as of December 31, 2018	2,608	(489)	—	2,119
Funds receivable, net as of December 31, 2018	—	—	2,217	2,217
Other current assets as of December 31, 2018	6,444	(50)	(2,217)	4,177
Operating lease right-of-use assets as of December 31, 2018	—	17,654	—	17,654
Deferred tax assets as of December 31, 2018	3,239	284	—	3,523
Retained earnings as of December 31, 2017	68,036	425	—	68,461
Retained earnings as of December 31, 2018	112,644	(1,179)	—	111,465
Accounts payable and accrued liabilities as of December 31, 2018	16,886	6,018	—	22,904
Operating lease liabilities as of December 31, 2018	—	12,560	—	12,560
Cost of revenues for the year ended December 31, 2017	23,937	15	—	23,952
Cost of revenues for the year ended December 31, 2018	35,890	3	—	35,893
Product development for the year ended December 31, 2017	18,761	105	—	18,866
Product development for the year ended December 31, 2018	22,569	10	—	22,579
Sales, general and administrative for the year ended December 31, 2017	27,081	74	—	27,155
Sales, general and administrative for the year ended December 31, 2018	36,200	6	—	36,206
Income from operations for the year ended December 31, 2017	13,036	(194)	—	12,842
Income from operations for the year ended December 31, 2018	20,861	(19)	—	20,842
Income from equity method investments for the year ended December 31, 2017	—	—	353	353
Other loss, net for the year ended December 31, 2017	(1,466)	709	(353)	(1,110)
Loss from equity method investments for the year ended December 31, 2018	—	—	(194)	(194)
Other income, net for the year ended December 31, 2018	2,922	(1,986)	194	1,130
Income tax expense for the year ended December 31, 2017	4,926	90	—	5,016
Income tax expense for the year ended December 31, 2018	8,603	(402)	—	8,201
Net income for the year ended December 31, 2017	8,656	425	—	9,081
Net income for the year ended December 31, 2018	45,861	(1,603)	—	44,258

* Certain reclassifications have been made to the prior years’ consolidated balance sheets and consolidated statements of income due to separation of certain line items in 2017 and 2018.

The effect of the changes made for per share amounts for the year ended December 31, 2017 was as follows:

	Before ASC 842 adoption		Effect of ASC 842 adoption		As reported
	Class A	Class B	Class A	Class B	Class A	Class B
	RUB	RUB	RUB	RUB	RUB	RUB
Net income, allocated for basic	7,583	1,193	367	58	7,950	1,251
Reallocation of net income as a result of conversion of Class B to Class A shares	1,193	—	58	—	1,251	—
Reallocation of net income to Class B shares	—	(19)	—	—	—	(19)
Net income, allocated for diluted	8,776	1,174	425	58	9,201	1,232
Weighted average ordinary shares outstanding—basic	280,586,437	44,161,451	—	—	280,586,437	44,161,451
Dilutive effect of:
Conversion of Class B to Class A shares	44,161,451	—	—	—	44,161,451	—
Share-Based Awards	6,496,073	146,027	—	—	6,496,073	146,027
Weighted average ordinary shares outstanding—diluted	331,243,961	44,307,478	—	—	331,243,961	44,307,478
Net income per share attributable to ordinary shareholders:
Basic	27.02	27.02	1.31	1.31	28.33	28.33
Diluted	26.49	26.49	1.28	1.28	27.77	27.77

The effect of the changes made for per share amounts for the year ended December 31, 2018 was as follows:

	Before ASC 842 adoption		Effect of ASC 842 adoption		As reported
	Class A	Class B	Class A	Class B	Class A	Class B
	RUB	RUB	RUB	RUB	RUB	RUB
Net income, allocated for basic	42,010	5,577	(1,415)	(188)	40,595	5,389
Reallocation of net income as a result of conversion of Class B to Class A shares	5,577	—	(188)	—	5,389	—
Reallocation of net income to Class B shares	—	(140)	—	4	—	(136)
Net income, allocated for diluted	47,587	5,437	(1,603)	(184)	45,984	5,253
Weighted average ordinary shares outstanding—basic	288,380,711	38,286,407	—	—	288,380,711	38,286,407
Dilutive effect of:
Conversion of Class B to Class A shares	38,286,407	—	—	—	38,286,407	—
Share-Based Awards	8,494,944	6,529	—	—	8,494,944	6,529
Weighted average ordinary shares outstanding—diluted	335,162,062	38,292,936	—	—	335,162,062	38,292,936
Net income per share attributable to ordinary shareholders:
Basic	145.67	145.67	(4.90)	(4.90)	140.77	140.77
Diluted	141.98	141.98	(4.78)	(4.78)	137.20	137.20